Current expected credit losses - Allowance for Credit Losses and Credit Loss Expense (Details) - USD ($) $ in Millions	2 Months Ended	10 Months Ended	12 Months Ended
	Feb. 22, 2022	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2021
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, credit loss expense (reversal)	$ 1	$ (1)	$ 1	$ (34)
Management contract credit/(expense)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, credit loss expense (reversal)	(1)	1	(1)	36
Other financial items credit
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, credit loss expense (reversal)	$ 0	$ 0	$ 0	$ (2)